Average Annual Total Returns - Class ACRR6IS - DWS International Growth Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 18, 2001	15.07%	9.39%	6.63%	15.37%	9.41%	6.61%	9.46%	7.56%	5.44%	Jun. 18, 2001	21.14%	9.86%	6.46%	Nov. 03, 2003	21.72%	10.40%	6.97%	Aug. 26, 2008	22.50%	11.07%	7.59%	Jul. 23, 1986	22.49%	11.01%	7.56%	10.65%	8.93%	4.92%